SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) (Allowance for Promotions [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Promotions [Member]
Schedule Of Significant Accounting Policies [Line Items]
Rooms	$ 19,828	$ 16,819	$ 12,696
Food and beverage	43,838	39,014	28,653
Entertainment, retail and others	8,301	7,238	6,510
Total casino expenses	$ 71,967	$ 63,071	$ 47,859